Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses	$ 819	$ 709	$ 412	$ 2,166	$ 853
Allowance for credit losses for other financial assets	$ 201		$ 148	201	$ 148	$ 151
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses				(6)
Residential mortgages personal loans credit cards total retail loans business and government excluding other assets [member]
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses				$ 2,166